PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
Schedule of Property, Plant and Equipment, Net

	As at December 31,
	2014	2015	2015
	RMB	RMB	US$
Buildings	285	230,482	35,580
Medical equipment	1,074,433	1,095,973	169,189
Electronic and office equipment	12,432	10,679	1,649
Motor vehicles	1,768	2,171	335
Leasehold improvement and building improvements	5,087	3,741	577
Construction in progress	26,532	93,034	14,362
Total	1,120,537	1,436,080	221,692
Less: accumulated depreciation	(370,854)	(494,140)	(76,282)
	749,683	941,940	145,410
Impairment charges	-	(23,125)	(3,570)
	749,683	918,815	141,840